STATEMENT OF CASH FLOWS	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (646,393)
Interest earned on marketable securities held in Trust Account	(17,218)
Changes in operating assets and liabilities:
Prepaid expenses	(801,063)
Accrued expenses	178,450
Net cash used in operating activities	(1,286,224)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(805,000,000)
Net cash used in investing activities	(805,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	791,000,000
Proceeds from sale of Private Placement Warrants	16,000,000
Advance from related party	5,000
Proceeds from promissory note - related party	400,000
Repayment of promissory note - related party	(400,000)
Payment of offering costs	(484,062)
Net cash provided by financing activities	806,545,938
Net Change in Cash	259,714
Cash - Beginning	0
Cash - Ending	259,714
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption	773,360,930
Change in value of Class A ordinary shares subject to possible redemption	(641,393)
Deferred underwriting fee	$ 28,175,000